LIABILITY FOR ROYALTIES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
LIABILITY FOR ROYALTIES PAYABLE
Schedule of reconciliation of changes in liability for royalties payable

	December 31,	December 31,
	2022	2021
At January 1	1,368	1,596
Principal Payments	(429)	(488)
Amounts recognized as an offset from research and development expenses	(210)	(340)
Revaluation of the liability	378	600
As of December 31	1,107	1,368